Intangible Assets, Net	6 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 6 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Copyrights of online education academy courses	$23,800,000	$16,600,000
Less: Accumulated amortization	(4,413,917)	(2,633,917)
Intangible assets, net	$19,386,083	$13,966,083

Amortization expense was $1,780,000 and $2,707,364 for the six months ended December 31, 2023 and 2022, respectively.